UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number           811-5850
                                                --------------------------------

                               OneAmerica Funds, Inc.
     ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            ------------
                   Date of fiscal year end: December 31, 2007
                                            -----------------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                         SEPTEMBER 30, 2007 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (91.1%)
  Aerospace & Defense (3.3%)
    General Dynamics Corp.                                         32,300          $  2,728,381
    Precision Castparts Corp.                                      77,800            11,512,844
                                                                                   ------------
                                                                                     14,241,225
                                                                                   ------------
  Apparel (5.8%)
    Columbia Sportswear Co.                                       156,100             8,633,891
    Kellwood Co.                                                  161,900             2,760,395
    Liz Claiborne, Inc.                                           146,100             5,015,613
    Wolverine World Wide, Inc.                                    317,650             8,703,610
                                                                                   ------------
                                                                                     25,113,509
                                                                                   ------------
  Automotive & Automotive Components (3.8%)
    Harley-Davidson, Inc.                                         135,100             6,242,971
    Magna International, Inc. Class A                             107,400            10,343,694
                                                                                   ------------
                                                                                     16,586,665
                                                                                   ------------
  Chemicals (1.7%)
    Dow Chemical Co.                                              174,300             7,505,358
                                                                                   ------------
  Computer Hardware & Software (8.8%)
    Autodesk, Inc.*                                               177,900             8,889,663
    Cisco Systems, Inc.*                                          400,400            13,257,244
    Dell Inc.*                                                    259,800             7,170,480
    Hewlett-Packard Co.                                           174,074             8,667,144
                                                                                   ------------
                                                                                     37,984,531
                                                                                   ------------
  Consumer Products (0.1%)
    Helen of Troy, Ltd.*                                           31,100               600,541
                                                                                   ------------
  Diversified Financial Services (9.4%)
    Aegon NV                                                      458,385             8,723,067
    Citigroup, Inc.                                               167,098             7,798,464
    Federated Investors, Inc.                                     252,100            10,008,369
    Investment Technology Group, Inc.*                            151,500             6,511,470
    JP Morgan Chase & Co.                                          94,107             4,311,983
    Washington Mutual, Inc.                                        90,526             3,196,473
                                                                                   ------------
                                                                                     40,549,826
                                                                                   ------------
  Diversified Manufacturing (8.8%)
    Carlisle Cos., Inc.                                           290,400            14,113,440
    Crane Co.                                                     221,800            10,639,746
    Illinois Tool Works, Inc.                                     156,200             9,315,768
    Trinity Industries, Inc.                                      107,125             4,021,473
                                                                                   ------------
                                                                                     38,090,427
                                                                                   ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (91.1%) (continued)
  Electrical Equipment (1.9%)
    Baldor Electric Co.                                           193,993          $  7,750,020
    FLIR Systems, Inc.*                                             3,800               210,482
                                                                                   ------------
                                                                                      7,960,502
                                                                                   ------------
  Food & Beverage (2.5%)
    The Coca-Cola Co.                                             189,100            10,867,577
                                                                                   ------------
  Health Care (6.2%)
    Johnson & Johnson                                              84,200             5,531,940
    McKesson Corp.                                                 99,050             5,823,150
    Medtronic, Inc.                                                82,700             4,665,107
    Merck & Co., Inc.                                              38,900             2,010,741
    Pfizer, Inc.                                                  356,950             8,720,288
                                                                                   ------------
                                                                                     26,751,226
                                                                                   ------------
  Home Furnishings (0.5%)
    Furniture Brands International, Inc.                           38,050               385,827
    La-Z-Boy, Inc.                                                260,050             1,919,169
                                                                                   ------------
                                                                                      2,304,996
                                                                                   ------------
  Industrial Conglomerates (2.6%)
    General Electric Co.                                          271,900            11,256,660
                                                                                   ------------
  Metals & Mining (2.4%)
    Alcoa, Inc.                                                   263,900            10,323,768
                                                                                   ------------
  Oil & Oil Services (7.2%)
    Royal Dutch Shell PLC ADR                                     141,400            11,620,252
    Tidewater, Inc.                                               162,850            10,233,494
    Valero Energy Corp.                                           134,400             9,028,992
                                                                                   ------------
                                                                                     30,882,738
                                                                                   ------------
  Paper and Forest Products (0.8%)
    Wausau Paper Corp.                                            302,100             3,368,415
                                                                                   ------------
  Recreation (3.3%)
    Brunswick Corp.                                               277,200             6,336,792
    Mattel, Inc.                                                  343,600             8,060,856
                                                                                   ------------
                                                                                     14,397,648
                                                                                   ------------
  Retail (4.4%)
    Bed Bath & Beyond, Inc.*                                      169,000             5,766,280
    Best Buy Co., Inc.                                             43,600             2,006,472
    BJ's Wholesale Club, Inc.*                                     95,900             3,180,044
    Home Depot, Inc.                                              248,900             8,074,316
                                                                                   ------------
                                                                                     19,027,112
                                                                                   ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                    Description                                   Shares              Value
----------------------------------------------------             --------          ------------
COMMON STOCKS (91.1%) (continued)
  Semiconductors (6.0%)
    Applied Materials, Inc.                                       295,200          $  6,110,640
    Intel Corp.                                                   407,800            10,545,708
    Texas Instruments, Inc.                                       253,800             9,286,542
                                                                                   ------------
                                                                                     25,942,890
                                                                                   ------------
  Telecommunication Services (7.6%)
    Nokia Corp. ADR                                               539,650            20,468,925
    Telefonos de Mexico, Class L ADR                              375,200            12,332,824
                                                                                   ------------
                                                                                     32,801,749
                                                                                   ------------
  Transportation (4.0%)
    Norfolk Southern Corp.                                        185,500             9,629,305
    Werner Enterprises, Inc.                                      448,800             7,696,920
                                                                                   ------------
                                                                                     17,326,225
                                                                                   ------------
      Total common stocks (cost: $287,407,960)                                      393,883,588
                                                                                   ------------

                                                                       Interest     Maturity     Principal
                     Description                                         Rate         Date        Amount         Value
----------------------------------------------------------            ----------   ----------   ----------   ------------
SHORT-TERM NOTES AND BONDS (2.1%)
  COMMERCIAL PAPER (2.1%)
    Consumer Finance (0.4%)
      America Express Credit Corp.                                        4.846%    11/13/07    $2,000,000   $  1,987,040
                                                                                                             ------------
    Chemicals (0.5%)
      BASF Aktiengesells                                                  5.313     10/25/07     2,000,000      1,992,540
                                                                                                             ------------
    Insurance (0.5%)
      Prudential Funding Corp.                                            5.272     10/30/07     2,000,000      1,991,140
                                                                                                             ------------
    Finance Companies (0.7%)
      Toyota Motor Credit Corp.                                           5.323     11/06/07     3,000,000      2,983,710
                                                                                                             ------------
        Total short-term notes and bonds (cost: $8,957,467)                                                     8,954,430
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                         Description                              Shares                Value
-------------------------------------------------------------   -----------          ------------
MONEY MARKET MUTUAL FUNDS (5.0%)
      Dreyfus Master Note Account                                10,950,000          $ 10,950,000
      Fidelity Institutional Cash Ptf Treasury                   10,800,000            10,800,000
                                                                                     ------------
        Total money market mutual funds (cost $21,750,000)                             21,750,000
                                                                                     ------------
MUTUAL FUNDS (1.9%)
      iShares Russell 1000 Value Index Fund (cost: $5,676,640)       93,100             8,001,945
                                                                                     ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $118,385)                            118,385               118,385
                                                                                     ------------
TOTAL INVESTMENTS (100.1%) (a) (COST: $323,910,452)                                   432,708,348

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                             (363,985)
                                                                                     ------------
NET ASSETS (100.0%)                                                                  $432,344,363
                                                                                     ============

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2007.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of September 30, 2007.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (99.1%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.9%)
    Federal Home Loan Bank Discount Notes                                 4.620%    10/19/07    $4,200,000   $  4,190,298
    Federal Home Loan Bank Discount Notes                                 4.803     11/21/07     4,500,000      4,469,381
    Federal Agricultural Mortgage Corp. Discount Notes                    4.653     10/12/07     2,085,000      2,082,036
    Federal Farm Credit Bank Discount Note                                5.272     10/02/07       785,000        784,887
    Federal Home Loan Mortgage Discount Notes                             4.950     10/15/07     2,785,000      2,779,639
    Federal Home Loan Mortgage Discount Notes                             5.191     10/22/07     4,600,000      4,586,261
    Federal Home Loan Mortgage Discount Notes                             4.770     11/26/07       876,000        869,500
    Federal Home Loan Mortgage Discount Notes                             4.776     12/21/07       950,000        939,791
    Federal National Mortgage Association Discount Notes                  5.140     10/09/07     3,000,000      2,996,573
    Federal National Mortgage Association Discount Notes                  5.160     10/19/07     1,300,000      1,296,646
                                                                                                             ------------
                                                                                                               24,995,012
                                                                                                             ------------
  COMMERCIAL PAPER (78.1%)
    Automotive (3.7%)
      Honda Motor Company                                                 5.353     11/19/07     3,300,000      3,276,284
      Honda Motor Company                                                 4.765     11/28/07     5,200,000      5,160,625
                                                                                                             ------------
                                                                                                                8,436,909
                                                                                                             ------------
    Banks (3.7%)
      Bank of America Corp.                                               5.424     10/01/07     1,000,000      1,000,000
      Bank of America Corp.                                               5.424     11/07/07     2,500,000      2,486,253
      Bank of America Corp.                                               5.526     12/14/07     5,000,000      4,943,986
                                                                                                             ------------
                                                                                                                8,430,239
                                                                                                             ------------
    Chemical - Diversified (4.2%)
      BASF Aktiengesells CPDS                                             5.272     12/13/07     1,000,000        989,456
      BASF Aktiengesells CPDS                                             5.252     12/28/07     1,000,000        987,338
      BASF Aktiengesells CPDS                                             5.455     01/10/08     2,768,000      2,726,220
      E.I. Du Pont De Nemours & Co.                                       5.019     10/15/07     2,000,000      1,996,150
      E.I. Du Pont De Nemours & Co.                                       4.796     10/17/07     3,000,000      2,993,693
                                                                                                             ------------
                                                                                                                9,692,857
                                                                                                             ------------
    Computers (2.2%)
      Hewlett Packard Co.                                                 4.988     11/16/07     5,000,000      4,968,567
                                                                                                             ------------
    Consumer Finance (15.5%)
      American Express Credit Corp.                                       5.343     10/10/07     3,000,000      2,996,047
      American Express Credit Corp.                                       4.816     10/25/07     2,500,000      2,492,083
      American Express Credit Corp.                                       5.130     11/09/07     3,000,000      2,983,555
      America General Finance Corp.                                       4.846     11/05/07     5,000,000      4,976,764
      Siemens Capital Corp.                                               5.313     10/03/07     1,500,000      1,499,563
      Siemens Capital Corp.                                               5.394     10/18/07     3,000,000      2,992,463
      Siemens Capital Corp.                                               5.069     12/07/07     4,000,000      3,962,778
      Toyota Motor Credit Corp.                                           5.343     11/07/07     1,000,000        994,584
      Toyota Motor Credit Corp.                                           5.343     11/20/07     4,650,000      4,615,965
      Toyota Motor Credit Corp.                                           5.353     12/10/07     1,500,000      1,484,600
      UBS Finance Delaware, LLC                                           5.353     10/03/07     1,200,000      1,199,648
      UBS Finance Delaware, LLC                                           5.410     10/10/07     1,000,000        998,647
      UBS Finance Delaware, LLC                                           5.059     11/27/07     4,300,000      4,266,026
                                                                                                             ------------
                                                                                                               35,462,723
                                                                                                             ------------
    Diversified Financial Services (10.8%)
      Citigroup Funding Inc.                                              4.816     10/23/07     3,000,000      2,991,292
      Citigroup Funding Inc.                                              4.968     11/02/07     3,500,000      3,484,756
      Citigroup Funding Inc.                                              5.445     01/15/08     1,500,000      1,476,282

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (99.1%) (continued)
  COMMERCIAL PAPER (78.1%) (continued)
      General Electric Capital Corp.                                      4.816%    10/24/07    $2,000,000   $  1,993,931
      General Electric Capital Corp.                                      5.272     12/18/07     3,000,000      2,966,200
      General Electric Capital Corp.                                      5.293     01/07/08     3,500,000      3,450,265
      IBM Credit Corp.                                                    5.262     12/10/07     5,500,000      5,444,496
      IBM Credit Corp.                                                    4.816     12/18/07     3,000,000      2,969,125
                                                                                                             ------------
                                                                                                               24,776,347
                                                                                                             ------------
    Education (2.4%)
      Harvard University                                                  5.191     10/01/07     5,500,000      5,500,000
                                                                                                             ------------
    Electric Integrated (3.3%)
      Florida Power & Light Co.                                           5.576     10/11/07     2,000,000      1,996,944
      Florida Power & Light Co.                                           4.887     10/18/07     5,500,000      5,487,481
                                                                                                             ------------
                                                                                                                7,484,425
                                                                                                             ------------
    Food, Beverages (6.9%)
      Nestle Capital Corp.                                                5.282     10/16/07     2,000,000      1,995,658
      Nestle Capital Corp.                                                5.374     11/16/07     5,500,000      5,462,849
      The Coca-Cola Co.                                                   4.786     11/08/07     2,200,000      2,189,039
      The Coca-Cola Co.                                                   5.313     11/13/07     2,000,000      1,987,482
      The Coca-Cola Co.                                                   5.252     12/14/07     4,300,000      4,254,215
                                                                                                             ------------
                                                                                                               15,889,243
                                                                                                             ------------
    Household & Presonal Products (3.7%)
      The Proctor & Gamble Co.                                            5.282     10/12/07     3,000,000      2,995,224
      The Proctor & Gamble Co.                                            5.303     10/18/07     2,500,000      2,493,826
      The Proctor & Gamble Co.                                            5.293     10/30/07     2,000,000      1,991,590
      The Proctor & Gamble Co.                                            5.282     10/31/07     1,000,000        995,658
                                                                                                             ------------
                                                                                                                8,476,298
                                                                                                             ------------
    Insurance (7.0%)
      American International Group Funding, Inc.                          5.151     10/02/07     2,500,000      2,499,647
      American International Group Funding, Inc.                          5.019     12/07/07     5,000,000      4,953,938
      Prudential Funding Corp.                                            5.323     10/09/07     3,500,000      3,495,917
      Prudential Funding Corp.                                            4.715     11/01/07     5,000,000      4,979,979
                                                                                                             ------------
                                                                                                               15,929,481
                                                                                                             ------------
    Medical - Drugs (3.7%)
      Abbott Laboratories                                                 5.252     10/03/07     2,200,000      2,199,367
      Abbott Laboratories                                                 5.293     10/16/07     4,500,000      4,490,213
      Abbott Laboratories                                                 5.282     10/26/07     1,800,000      1,793,488
                                                                                                             ------------
                                                                                                                8,483,068
                                                                                                             ------------
    Medical Products (4.4%)
      Johnson & Johnson                                                   5.272     10/05/07     2,720,000      2,718,428
      Johnson & Johnson                                                   5.303     10/26/07     3,000,000      2,989,104
      Johnson & Johnson                                                   5.069     11/19/07     2,645,000      2,626,999
      Merck & Co, Inc.                                                    4.786     10/26/07     1,710,000      1,704,395
                                                                                                             ------------
                                                                                                               10,038,926
                                                                                                             ------------
    Retail-Designer (2.9%)
      WalMart Stores                                                      4.917     10/30/07     3,000,000      2,988,279
      WalMart Stores                                                      4.775     12/11/07     3,730,000      3,695,351
                                                                                                             ------------
                                                                                                                6,683,630
                                                                                                             ------------
    Transport Service (3.7%)
      United Parcel Services                                              5.272     10/01/07     4,000,000      4,000,000
      United Parcel Services                                              5.069     10/04/07     4,500,000      4,498,125
                                                                                                             ------------
                                                                                                                8,498,125
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
SHORT-TERM NOTES (99.1%) (continued)
  VARIABLE RATE DEMAND NOTES (6.0%)**
      Chatham Capital Corp. (backed by 5/3rd Bank LOC)                    5.170%    11/01/28    $  900,000   $    900,000
      Community Housing Development (backed by Wells Fargo Bank LOC)      5.200     08/01/24       900,000        900,000
      Connecticut Water (backed by Citizen Bank of RI LOC)                5.130     01/04/29     1,500,000      1,500,000
      National City Bank                                                  5.869     02/07/08     3,000,000      3,000,831
      PCP Investors LLC (backed by Wells Fargo Bank LOC)                  5.200     12/01/24       825,000        825,000
      Pineview (backed by 5/3rd Bank LOC)                                 5.170     01/01/23       400,000        400,000
      Rockwood Quarry LLC (backed by 5/3rd Bank LOC)                      5.170     12/01/22     4,200,000      4,200,000
      UBS AG Stamford Connecticut                                         5.722     06/16/08     2,000,000      2,000,000
                                                                                                             ------------
                                                                                                               13,725,831
                                                                                                             ------------
  CORPORATE BONDS (4.1%)
    Chemicals (1.1%)
      E.I. Du Pont De Nemours & Co.                                       3.375     11/15/07     2,500,000      2,494,061
                                                                                                             ------------
    Commercial Banks (1.7%)
      BASF Aktiengesells Finance EUR FLTR                                 5.350     07/18/08     4,000,000      4,000,000
                                                                                                             ------------
    Electric Integrated (0.4%)
      Florida Power & Light Co.                                           5.551     02/16/08     1,000,000        999,906
                                                                                                             ------------
    Medical - Drugs (0.9%)
      Eli Lilly                                                           2.900     03/15/08     2,000,000      1,977,041
                                                                                                             ------------
        Total short-term notes (cost: $226,942,690)                                                           226,942,689
                                                                                                             ------------

                                                                                                  Shares
                                                                                                ----------
MONEY MARKET MUTUAL FUNDS (1.6%)
      Dreyfus Masternote Account                                                                 3,750,000      3,750,000
                                                                                                             ------------
        Total money market mutual funds (cost: $3,750,000)                                                      3,750,000
                                                                                                             ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $38,602)                                                             38,602         38,602
                                                                                                             ------------
TOTAL INVESTMENTS (100.7%) (a) (COST: $230,731,291)                                                           230,731,291

LIABILITIES IN EXCESS OF OTHER ASSETS (0.7%)                                                                   (1,725,433)
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $229,005,858
                                                                                                             ============

** Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2007.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2007.

Cost represents amortized cost.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of September 30, 2007.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                     Description                                         Rate        Date         Amount        Value
----------------------------------------------------------            ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (95.5%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.6%)
    Housing Urban Development                                             4.850%    08/01/11    $  900,000   $    909,501
    Housing Urban Development                                             5.670     08/01/16       800,000        819,914
    Tennessee Valley Authority                                            6.250     12/15/17       900,000        983,011
    FHLMC                                                                 5.200     03/05/19       700,000        688,674
    U.S. Treasury Bonds                                                   7.875     02/15/21       900,000      1,167,610
    U.S. Treasury Bonds                                                   7.250     08/15/22     2,900,000      3,624,999
    U.S. Treasury Notes                                                   4.250     08/15/15       827,000        814,983
    U.S. Treasury Notes                                                   4.875     06/30/99       169,000        171,535
    U.S. Treasury Notes                                                   4.000     02/15/15       425,000        413,479
    U.S. Treasury Notes                                                   4.500     02/15/16       100,000        100,016
    U.S. Treasury Notes                                                   4.625     02/15/17        50,000         50,230
    U.S. Treasury Notes                                                   4.125     05/15/15     1,500,000      1,468,359
                                                                                                             ------------
                                                                                                               11,212,311
                                                                                                             ------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (58.5%)
    Atlantic City Electric Transition Funding LLC,
      Ser. 2002-1, Cl. A3                                                 4.910     07/20/17     1,000,000        984,578
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                                5.379     09/10/47       900,000        894,451
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAB                                             5.530     09/11/41     1,300,000      1,299,254
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                              5.209     12/11/38       600,000        590,407
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AAB                                             5.315     02/11/44       650,000        638,779
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                                 4.970     08/01/14       600,000        598,866
    Chn Equipment Trust Ser 2007-B A3A                                    5.400     10/17/11       400,000        399,970
    Citigroup Commercial Mortgage Trust,
      Ser. 2006-C5, Cl. ASB                                               5.413     10/15/49     1,200,000      1,189,836
    Commercial Mortgage PASS-THRU,
      Ser. 2006-C8, Cl. AAB                                               5.291     12/10/46       650,000        640,788
    Crown Castle Towers, Ser. 2006-1A, Cl. AFX                            5.245     11/15/36     1,000,000        998,940
    CSFB, Ser. 2005-C6, Cl. A4                                            5.230     12/15/40     1,000,000        987,013
    CSFB, Ser. 2005-C5, Cl. AAB                                           5.100     08/15/38     1,200,000      1,182,939
    FHLMC Gold Pool #A48197                                               6.500     01/01/36     1,451,985      1,478,304
    FHLMC Gold Pool #A56247                                               6.000     01/01/37     1,756,556      1,758,960
    FHLMC Gold Pool #A57135                                               5.500     02/01/37     1,450,085      1,419,902
    FHLMC Gold Pool #A58278                                               5.000     03/01/37     1,910,015      1,821,911
    FHLMC Gold Pool #J05930                                               5.500     03/01/21     2,660,456      2,653,016
    FHLMC Gold Pool #A11823                                               5.000     08/01/33       108,502        103,876
    FHLMC Gold Pool #A16641                                               5.500     12/01/33       227,778        223,712
    FHLMC Gold Pool #A27124                                               6.000     10/01/34       115,220        115,606
    FHLMC Gold Pool #A28876                                               6.000     11/01/34       717,311        719,715
    FHLMC Gold Pool #A40159                                               5.500     11/01/35        47,595         46,661
    FHLMC Gold Pool #A40754                                               6.500     12/01/35       666,237        679,009
    FHLMC Gold Pool #A41968                                               5.500     01/01/36       495,249        485,538

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (95.5%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (58.5%) (continued)
    FHLMC Gold Pool #A43870                                               6.500%    03/01/36    $  304,343   $    309,859
    FHLMC Gold Pool #A45624                                               5.500     06/01/35        49,414         48,445
    FHLMC Gold Pool #A49346                                               6.500     05/01/36       238,395        242,716
    FHLMC Gold Pool #A51101                                               6.000     07/01/36       299,766        300,176
    FHLMC Gold Pool #A58965                                               5.500     04/01/37     1,209,137      1,183,970
    FHLMC Gold Pool #B12969                                               4.500     03/01/19       214,816        207,386
    FHLMC Gold Pool #B19462                                               5.000     07/01/20     1,074,914      1,054,109
    FHLMC Gold Pool #C01086                                               7.500     11/01/30        60,467         63,272
    FHLMC Gold Pool #C01271                                               6.500     12/01/31       109,617        112,350
    FHLMC Gold Pool #C01302                                               6.500     11/01/31        36,789         37,706
    FHLMC Gold Pool #C01676                                               6.000     11/01/33     5,083,965      5,108,079
    FHLMC Gold Pool #C14364                                               6.500     09/01/28        39,682         40,760
    FHLMC Gold Pool #C14872                                               6.500     09/01/28         4,576          4,700
    FHLMC Gold Pool #C20300                                               6.500     01/01/29        41,703         42,836
    FHLMC Gold Pool #C28221                                               6.500     06/01/29        16,491         16,925
    FHLMC Gold Pool #C35377                                               7.000     01/01/30         7,285          7,579
    FHLMC Gold Pool #C41636                                               8.000     08/01/30         6,148          6,516
    FHLMC Gold Pool #C56017                                               6.500     03/01/31       371,747        381,208
    FHLMC Gold Pool #C61802                                               5.500     12/01/31       680,777        668,988
    FHLMC Gold Pool #C64936                                               6.500     03/01/32        56,630         57,987
    FHLMC Gold Pool #C65674                                               7.000     03/01/32        17,797         18,456
    FHLMC Gold Pool #C68790                                               6.500     07/01/32       263,937        270,262
    FHLMC Gold Pool #C74741                                               6.000     12/01/32       253,538        255,004
    FHLMC Gold Pool #C79460                                               5.500     05/01/33       266,449        261,694
    FHLMC Gold Pool #C79886                                               6.000     05/01/33       480,209        482,562
    FHLMC Gold Pool #E00543                                               6.000     04/01/13        35,422         35,934
    FHLMC Gold Pool #E00565                                               6.000     08/01/13        27,938         28,342
    FHLMC Gold Pool #E00957                                               6.000     02/01/16        50,760         51,533
    FHLMC Gold Pool #E01007                                               6.000     08/01/16        37,946         38,520
    FHLMC Gold Pool #E01085                                               5.500     12/01/16        76,525         76,607
    FHLMC Gold Pool #E01136                                               5.500     03/01/17       200,162        200,230
    FHLMC Gold Pool #E01216                                               5.500     10/01/17       190,968        191,033
    FHLMC Gold Pool #E01378                                               5.000     05/01/18       394,761        388,113
    FHLMC Gold Pool #E71048                                               6.000     07/01/13         1,689          1,714
    FHLMC Gold Pool #E72468                                               5.500     10/01/13        15,942         15,959
    FHLMC Gold Pool #E74118                                               5.500     01/01/14        84,138         84,217
    FHLMC Gold Pool #E77035                                               6.500     05/01/14        42,494         43,662
    FHLMC Gold Pool #E77962                                               6.500     07/01/14        66,628         68,460
    FHLMC Gold Pool #E78727                                               6.500     10/01/14         1,839          1,889
    FHLMC Gold Pool #E82543                                               6.500     03/01/16        60,766         62,347
    FHLMC Gold Pool #E85127                                               6.000     08/01/16        23,493         23,848
    FHLMC Gold Pool #E85353                                               6.000     09/01/16        93,816         95,235
    FHLMC Gold Pool #E89823                                               5.500     05/01/17       244,832        244,916
    FHLMC Gold Pool #E90912                                               5.500     08/01/17        73,508         73,533
    FHLMC Gold Pool #E91139                                               5.500     09/01/17       259,712        259,800
    FHLMC Gold Pool #E91646                                               5.500     10/01/17       486,101        486,266
    FHLMC Gold Pool #E92047                                               5.500     10/01/17       276,083        276,177
    FHLMC Gold Pool #E92196                                               5.500     11/01/17        53,874         53,893
    FHLMC Gold Pool #E95159                                               5.500     03/01/18       367,237        367,003
    FHLMC Gold Pool #E95734                                               5.000     03/01/18     1,708,505      1,679,729
    FHLMC Gold Pool #G01091                                               7.000     12/01/29        42,643         44,364
    FHLMC Gold Pool #G02060                                               6.500     01/01/36     1,645,019      1,676,556
    FHLMC Gold Pool #G08016                                               6.000     10/01/34     2,174,787      2,182,077
    FHLMC Gold Pool #G10817                                               6.000     06/01/13        34,880         35,384
    FHLMC Gold Pool #G11753                                               5.000     08/01/20       736,360        722,107
    FHLMC Gold Pool #J01380                                               5.500     03/01/21     2,487,048      2,480,093
    FHLMC Gold Pool #A44969                                               6.500     04/01/36     1,037,919      1,056,732
    FHLMC Pool #A56634                                                    5.000     01/01/37       440,534        420,213
    FHLMC Pool #A56829                                                    5.000     01/01/37       110,149        105,068
    FHLMC Series 2424 Class OG CMO                                        6.000     03/15/17     1,475,493      1,515,687
    FHLMC Series 2835 Class MD CMO                                        4.500     08/15/19       850,000        793,316
    FHLMC Series 2947 Class VA CMO                                        5.000     03/15/16       715,689        709,880

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (95.5%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (58.5%) (continued)
    FHLMC Series 3020 Class VA CMO                                        5.500%    11/15/14    $1,631,866   $  1,644,646
    FNMA CMO 2002-86 KM CMO                                               5.000     12/25/17     2,150,000      2,102,709
    FNMA Pool #942956                                                     6.000     09/01/37     1,993,873      1,996,855
    FNMA Pool #256883                                                     6.000     08/01/37     1,994,091      1,997,073
    FNMA Pool #253798                                                     6.000     05/01/16         2,360          2,397
    FNMA Pool #356565                                                     5.500     09/01/17     1,497,797      1,499,253
    FNMA Pool #357637                                                     6.000     11/01/34     2,446,393      2,455,734
    FNMA Pool #545929                                                     6.500     08/01/32       192,275        196,951
    FNMA Pool #555591                                                     5.500     07/01/33       685,529        673,492
    FNMA Pool #572020                                                     6.000     04/01/16        45,295         46,007
    FNMA Pool #578974                                                     6.000     05/01/16        75,497         76,689
    FNMA Pool #579170                                                     6.000     04/01/16        19,094         19,395
    FNMA Pool #584953                                                     7.500     06/01/31        15,049         15,742
    FNMA Pool #585097                                                     6.000     05/01/16       145,811        148,106
    FNMA Pool #651220                                                     6.500     07/01/32       204,457        209,430
    FNMA Pool #781776                                                     6.000     10/01/34       263,309        264,314
    FNMA Pool #797509                                                     4.500     03/01/35     1,602,430      1,487,421
    FNMA Pool #797536                                                     4.500     04/01/35     1,181,145      1,096,373
    FNMA Pool #936760                                                     5.500     06/01/37     1,388,765      1,360,292
    GE Capital Commercial Mortgage Corp.                                  5.349     08/11/36       500,000        502,821
    GNMA CMO 2002-88 GW                                                   5.500     09/20/19     1,000,000        981,711
    GNMA Pool #424739                                                     7.500     05/15/26        33,752         35,473
    GNMA Pool #443216                                                     8.000     07/15/27        22,925         24,376
    GNMA Pool #452827                                                     7.500     02/15/28        28,241         29,665
    GNMA Pool #457453                                                     7.500     10/15/27         8,277          8,698
    GNMA Pool #479743                                                     7.500     11/15/30        26,089         27,380
    GNMA Pool #511723                                                     7.500     10/15/30        41,694         43,758
    GNMA Pool #511778                                                     7.500     11/15/30        89,592         94,027
    GNMA Pool #529534                                                     8.000     08/15/30         9,250          9,843
    GNMA Pool #540356                                                     7.000     05/15/31        83,134         87,060
    GNMA Pool #542083                                                     7.000     01/15/31        21,000         21,992
    GNMA Pool #552466                                                     6.500     03/15/32       113,182        115,965
    GNMA Pool #570323                                                     6.000     02/15/32        36,222         36,540
    GNMA Pool #574395                                                     6.000     01/15/32       802,130        809,184
    GNMA Pool #577653                                                     6.000     08/15/32        66,389         66,973
    GNMA Pool #585467                                                     6.000     08/15/32       215,411        217,305
    GNMA Pool #591025                                                     6.500     10/15/32       170,840        175,041
    LBUBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2                 5.300     11/15/38     1,800,000      1,804,199
    Merrill Lynch/CountryWide Commercial
      Mortgage Trust, Ser. 2007-5, Cl. ASB                                5.362     10/12/16       650,000        639,426
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                     5.325     12/15/43       650,000        641,721
    Msc 2006-IQ11 A4                                                      5.775     10/15/42     1,000,000      1,017,952
    Small Business Administration Participation
      Certificates, Ser. 2006-10A, Cl. 1                                  5.524     03/10/16     1,000,000      1,002,239
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                                  5.570     03/01/26       925,657        937,744
    Tiaa Real Estate Cdo.                                                 6.104     08/15/39       350,000        357,082
                                                                                                             ------------
                                                                                                               76,667,067
                                                                                                             ------------
  CORPORATE OBLIGATIONS (28.4%)
    Auto Rental (0.6%)
      ERAC USA Finance Co. Series 144A                                    5.600     05/01/15       800,000        773,679
                                                                                                             ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                             7.750     01/18/11        37,000         39,639
                                                                                                             ------------
    Banks (0.5%)
      Bank of Oklahoma                                                    5.750     05/15/17       600,000        604,132
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (95.5%) (continued)
  CORPORATE OBLIGATIONS (28.4%) (continued)
    Biotechnology (0.8%)
      Pioneer HI Bred Intl Inc.                                           5.750%    01/15/09    $1,000,000   $  1,004,914
                                                                                                             ------------
    Chemicals (0.3%)
      Chemtura Corp.                                                      6.875     06/01/16       300,000        285,000
      E.I. Du Pont De Nemours Co.                                         6.875     10/15/09        37,000         38,352
                                                                                                             ------------
                                                                                                                  323,352
                                                                                                             ------------
    Commercial Banks (2.2%)
      Bank of America Corp.                                               7.400     01/15/11        37,000         39,371
      Bank One Corp.                                                      7.875     08/01/10     1,037,000      1,109,512
      Citigroup Inc.                                                      3.625     02/09/09     1,000,000        982,399
      First Union National Bank                                           7.800     08/18/10        37,000         39,639
      J.P. Morgan Chase & Co.                                             6.750     02/01/11        37,000         38,873
      State Street Bank & Trust                                           5.300     01/15/16       600,000        578,142
      US Bank North America                                               6.375     08/01/11        37,000         38,535
                                                                                                             ------------
                                                                                                                2,826,471
                                                                                                             ------------
    Commercial Services & Supplies (0.9%)
      Waste Management, Inc.                                              6.875     05/15/09     1,100,000      1,136,970
                                                                                                             ------------
    Computer - Software (0.5%)
      Computer Associates Inc. Series 144A                                5.625     12/01/14       700,000        684,518
                                                                                                             ------------
    Consumer Products (0.7%)
      Kimberly-Clark                                                      6.625     08/01/37       800,000        852,694
                                                                                                             ------------
    E&P Services (0.6%)
      Seacor Holdings, Inc.                                               5.875     10/01/12       805,000        805,151
                                                                                                             ------------
    Electric Utility (2.3%)
      AEP Texas Central Trans Ser A-3                                     5.090     07/01/15       550,000        543,916
      Arizona Public Service Co.                                          6.375     10/15/11       600,000        617,719
      DPL Inc.                                                            6.875     09/01/11       500,000        523,562
      Entergy Gulf States, Inc.                                           4.875     11/01/11       650,000        632,390
      NiSource Finance Corp.                                              7.875     11/15/10        37,000         39,604
      Potomac Edison Co.                                                  5.350     11/15/14       700,000        677,089
                                                                                                             ------------
                                                                                                                3,034,280
                                                                                                             ------------
    Electric-Integrated (0.3%)
      Duke Energy Indiana Inc.                                            8.000     07/15/09       400,000        417,682
                                                                                                             ------------
    Finance Companies (2.2%)
     Caterpillar Financial Service Corp.                                  3.450     01/15/09     1,000,000        980,142
     Ford Motor Credit Corp.                                              7.000     10/01/13       800,000        722,960
     General Electric Capital Corp.                                       7.375     01/19/10        37,000         38,840
     Goldman Sachs Group, Inc.                                            6.875     01/15/11        37,000         38,725
     HSBC Finance Corp.                                                   6.750     05/15/11        37,000         38,590
     Merrill Lynch & Co.                                                  6.000     02/17/09        37,000         37,256
     PNC Funding Corp.                                                    5.125     12/14/10       400,000        400,360
     SLM Corp.                                                            4.500     07/26/10       700,000        655,290
                                                                                                             ------------
                                                                                                                2,912,163
                                                                                                             ------------
    Food Products (1.0%)
      General Mills Inc.                                                  5.650     09/10/12       500,000        504,452
      Kellogg Company                                                     6.600     04/01/11        37,000         38,621
      Kraft Foods Inc.                                                    6.500     08/11/17       500,000        516,475
      Pepsi Bottling Holdings Inc. Series 144A                            5.625     02/17/09       305,000        306,903
                                                                                                             ------------
                                                                                                                1,366,451
                                                                                                             ------------
    Gas-Distribution (1.0%)
      Atmos Energy Corp.                                                  4.950     10/15/14       600,000        566,602
      Southwest Gas Corp.                                                 7.625     05/15/12       650,000        699,509
                                                                                                             ------------
                                                                                                                1,266,111
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (95.5%) (continued)
  CORPORATE OBLIGATIONS (28.4%) (continued)
    Health Care Services (0.4%)
      Quest Diagnostic Inc.                                               6.950%    07/01/37    $  550,000   $    566,095
                                                                                                             ------------
    Healthcare Equipment & Supplies (0.8%)
      Hospira, Inc.                                                       5.900     06/15/14     1,000,000      1,000,372
                                                                                                             ------------
    Independent Energy (1.8%)
      Chesapeake Energy Corp.                                             7.750     01/15/15       650,000        668,687
      Pioneer Natual Resource                                             7.200     01/15/28       600,000        536,297
      Southwestern Energy Co.                                             7.125     10/10/17       500,000        509,875
      Union Pacific Resources                                             7.050     05/15/18       600,000        636,305
                                                                                                             ------------
                                                                                                                2,351,164
                                                                                                             ------------
    Insurance (2.1%)
      Allstate Life Global Funding                                        4.250     02/26/10       700,000        688,745
      Metropolitan Life Global Funding Series 144A                        4.625     08/19/10       800,000        798,242
      Nationwide Financial Services                                       6.250     11/15/11       700,000        716,748
      Willis North America, Inc.                                          6.200     03/28/17       600,000        595,334
                                                                                                             ------------
                                                                                                                2,799,069
                                                                                                             ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                               8.750     05/25/10        37,000         40,322
                                                                                                             ------------
    Media (0.6%)
      AOL Time Warner, Inc.                                               6.750     04/15/11        37,000         38,458
      Time Warner Cable Inc. Series 144A                                  6.550     05/01/37       650,000        637,637
      Viacom, Inc.                                                        6.625     05/15/11        37,000         38,390
                                                                                                             ------------
                                                                                                                  714,485
                                                                                                             ------------
    Medical-Drugs (0.4%)
      Astrazeneca PLC                                                     5.900     09/15/17       500,000        507,534
                                                                                                             ------------
    Office Furnishings-Orig (0.5%)
      Steelcase, Inc.                                                     6.500     08/15/11       650,000        673,878
                                                                                                             ------------
    Oil & Gas-Production/Pipeline (2.1%)
      El Paso Natural Gas                                                 7.625     08/01/10       700,000        722,336
      Southern Natural Gas Series 144A                                    5.900     04/01/17       650,000        632,577
      Transcont Gas Pipe Corp.                                            8.875     07/15/12       600,000        667,500
      Williams Partners LP / Williams Partners Finance Corp.              7.250     02/01/17       700,000        714,000
                                                                                                             ------------
                                                                                                                2,736,413
                                                                                                             ------------
    Oil and Gas (0.9%)
      Berry Petroleum CO.                                                 8.250     11/01/16       600,000        606,000
      Murphy Oil Corp                                                     7.050     05/01/29       600,000        610,655
                                                                                                             ------------
                                                                                                                1,216,655
                                                                                                             ------------
    Packaging (0.4%)
      Pactiv Corp                                                         6.400     01/15/18       550,000        559,555
                                                                                                             ------------
    Paper and Forest Products (1.1%)
      Abitibi-Consolidated, Inc.                                          8.850     08/01/30       800,000        552,000
      Weyerhaeuser Co.                                                    7.375     03/15/32       900,000        903,030
                                                                                                             ------------
                                                                                                                1,455,030
                                                                                                             ------------
    Real Estate (0.5%)
      Simon Property Group LP                                             3.750     01/30/09       700,000        684,904
                                                                                                             ------------
    Retail (0.0%)
      Wal-Mart                                                            6.875     08/10/09        37,000         38,247
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                          Description                                    Rate        Date         Amount        Value
------------------------------------------------------------------    ----------  -----------   -----------  ------------
LONG-TERM NOTES AND BONDS (95.5%) (continued)
  CORPORATE OBLIGATIONS (28.4%) (continued)
    Telecommunication Services (1.4%)
      AT&T Wireless Services, Inc.                                        7.875%    03/01/11    $  37,000    $     40,034
      AT&T Wireless Services, Inc.                                        6.250     03/15/11       37,000          38,074
      British Telecom Plc                                                 8.625     12/15/10       37,000          40,735
      Deutsche Telekom International                                      8.000     06/15/10       37,000          39,634
      France Telecom                                                      7.750     03/01/11       37,000          39,772
      Sprint Capital Corp.                                                7.625     01/30/11       37,000          39,232
      Sprint Capital Corp.                                                8.750     03/15/32      800,000         917,392
      Verizon Communications                                              6.940     04/15/28      600,000         623,566
      Verizon Global Funding Corp.                                        7.250     12/01/10       37,000          39,305
                                                                                                             ------------
                                                                                                                1,817,744
                                                                                                             ------------
    Transportation (0.6%)
      Fedex Corp.                                                         7.110     01/02/14      725,956         781,194
                                                                                                             ------------
    Utilities (0.4%)
      National Rural Utilities                                            5.750     08/28/09      500,000         505,720
                                                                                                             ------------
    Miscellaneous (0.5%)
      Inter-American Development Bank                                     7.375     01/15/10       37,000          39,390
      Quebec Province                                                     6.125     01/22/11       37,000          38,596
      Southern Star Central Corp.                                         6.750     03/01/16      650,000         621,563
                                                                                                             ------------
                                                                                                                  699,549
                                                                                                             ------------
        Total corporate obligations (cost: $37,732,978)                                                        37,196,137
                                                                                                             ------------
        Total long-term notes and bonds (cost: $125,872,828)                                                  125,075,515
                                                                                                             ------------
SHORT-TERM NOTES AND BONDS (1.9%)
  CORPORATE OBLIGATIONS (1.8%)
    Chemicals (0.5%)
      Praxair, Inc.                                                       6.625     10/15/07      700,000         700,295
                                                                                                             ------------
    Electric Energy (0.8%)
      Centerpoint Energy                                                  6.500     02/01/08    1,000,000       1,000,383
                                                                                                             ------------
    Finance Companies (0.5%)
      CIT Group, Inc.                                                     5.500     11/30/07      700,000         698,362
                                                                                                             ------------
        Total corporate bonds (cost: $2,406,212)                                                                2,399,040
                                                                                                             ------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (0.1%)
      Vende Mortgage Trust, Ser. 2001-3, Cl. J                            6.500     05/15/08      143,519         144,073
                                                                                                             ------------
        Total short-term notes and bonds (cost: $2,550,579)                                                     2,543,113
                                                                                                             ------------

                                                                                                  Shares
                                                                                                  -------
MONEY MARKET MUTUAL FUNDS (0.7%)
    Dreyfus Master Notes Account                                                                  500,000         500,000
    Fidelity Institutional Cash Ptf Treasury                                                      400,000         400,000
                                                                                                             ------------
        Total money market mutual funds (cost: $900,000)                                                          900,000
                                                                                                             ------------
MUTUAL FUNDS (1.1%)
    Federated High Yield Bond Fund                                                                 18,886         113,318
    Fidelity Advisor S-V Floater High Income Fund                                                  52,560         511,412
    Loomis Sayles Global Bond Fund                                                                 48,344         765,288
    Lehman Brothers High Income Bond Sub Account                                                   11,223         101,008
                                                                                                             ------------
        Total mutual funds (cost: $1,466,945)                                                                   1,491,026
                                                                                                             ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                          Description                                                             Shares        Value
------------------------------------------------------------------                                -------    ------------
CASH AND CASH EQUIVALENTS (0.1%)
    BONY Cash Reserve (cost: $168,582)                                                            168,582    $    168,582
                                                                                                             ------------
TOTAL INVESTMENTS (99.3%) (a) (COST: $130,958,934)                                                            130,178,236

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                                                      930,253
                                                                                                             ------------
NET ASSETS (100.0%)                                                                                          $131,108,489
                                                                                                             ============

Series 144A securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2007.

Percentages shown are based on total net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2007.

                                                                Total Net
                                                               Unrealized
  Tax Basis         Appreciation         Depreciation         Depreciation
------------        ------------         ------------         ------------
$130,974,394         $1,093,534          $(1,889,692)          $(796,158)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                         SEPTEMBER 30, 2007 (UNAUDITED)

                        Description                               Shares              Value
-----------------------------------------------------------      --------          ------------
COMMON STOCKS (59.3%)
  Aerospace & Defense (2.1%)
    General Dynamics Corp.                                        19,000           $  1,604,930
    Precision Castparts Corp.                                     40,000              5,919,200
                                                                                   ------------
                                                                                      7,524,130
                                                                                   ------------
  Apparel (3.7%)
    Columbia Sportswear Co.                                       77,400              4,280,994
    Kellwood Co.                                                  88,500              1,508,925
    Liz Claiborne, Inc.                                           73,800              2,533,554
    Wolverine World Wide, Inc.                                   171,750              4,705,950
                                                                                   ------------
                                                                                     13,029,423
                                                                                   ------------
  Automotive & Automotive Components (2.4%)
    Harley-Davidson, Inc.                                         68,400              3,160,764
    Magna International, Inc. Class A                             55,000              5,297,050
                                                                                   ------------
                                                                                      8,457,814
                                                                                   ------------
  Chemicals (1.1%)
    Dow Chemical Co.                                              94,600              4,073,476
                                                                                   ------------
  Computer Hardware & Software (5.7%)
    Autodesk, Inc.*                                               96,500              4,822,105
    Cisco Systems, Inc.*                                         206,200              6,827,282
    Dell Inc.*                                                   144,100              3,977,160
    Hewlett-Packard Co.                                           90,767              4,519,289
                                                                                   ------------
                                                                                     20,145,836
                                                                                   ------------
  Consumer Products (0.1%)
    Helen of Troy, Ltd.*                                          25,400                490,474
                                                                                   ------------
  Diversified Financial Services (6.0%)
    Aegon NV                                                     235,886              4,488,911
    Citigroup, Inc.                                               90,028              4,201,607
    Federated Investors, Inc.                                    133,000              5,280,099
    Investment Technology Group, Inc.*                            77,400              3,326,652
    JP Morgan Chase & Co.                                         51,240              2,347,817
    Washington Mutual, Inc.                                       48,627              1,717,019
                                                                                   ------------
                                                                                     21,362,105
                                                                                   ------------
  Diversified Manufacturing (5.4%)
    Carlisle Cos., Inc.                                          138,400              6,726,240
    Crane Co.                                                    107,500              5,156,775
    Illinois Tool Works, Inc.                                     85,000              5,069,400
    Trinity Industries, Inc.                                      58,975              2,213,922
                                                                                   ------------
                                                                                     19,166,337
                                                                                   ------------
  Electrical Equipment (1.8%)
    Baldor Electric Co.                                          104,300              4,166,785
    FLIR Systems, Inc.*                                           37,600              2,082,664
                                                                                   ------------
                                                                                      6,249,449
                                                                                   ------------
  Food & Beverage (1.6%)
    The Coca-Cola Co.                                            100,600              5,781,482
                                                                                   ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                        Description                               Shares              Value
-----------------------------------------------------------      --------          ------------
COMMON STOCKS (59.3%) (continued)
  Health Care (4.8%)
    Johnson & Johnson                                             47,600           $  3,127,320
    McKesson Corp.                                                53,000              3,115,870
    Medtronic, Inc.                                               47,900              2,702,039
    Merck & Co., Inc.                                             19,900              1,028,631
    Pfizer, Inc.                                                 192,500              4,702,775
    Zimmer Holdings, Inc.*                                        29,900              2,421,601
                                                                                   ------------
                                                                                     17,098,236
                                                                                   ------------
  Home Furnishings (0.3%)
    Furniture Brands International, Inc.                          20,250                205,335
    La-Z-Boy, Inc.                                               137,350              1,013,643
                                                                                   ------------
                                                                                      1,218,978
                                                                                   ------------
  Industrial Conglomerates (1.7%)
    General Electric Co.                                         144,700              5,990,580
                                                                                   ------------
  Metals & Mining (1.5%)
    Alcoa, Inc.                                                  132,500              5,183,400
                                                                                   ------------
  Oil & Oil Services (4.3%)
    Royal Dutch Shell PLC ADR                                     67,850              5,575,913
    Tidewater, Inc.                                               79,550              4,998,922
    Valero Energy Corp.                                           69,000              4,635,420
                                                                                   ------------
                                                                                     15,210,255
                                                                                   ------------
  Paper and Forest Products (0.5%)
    Wausau Paper Corp.                                           159,300              1,776,195
                                                                                   ------------
  Recreation (2.2%)
    Brunswick Corp.                                              142,400              3,255,264
    Mattel, Inc.                                                 187,300              4,394,058
                                                                                   ------------
                                                                                      7,649,322
                                                                                   ------------
  Retail (3.0%)
    Bed Bath & Beyond, Inc.*                                      92,900              3,169,748
    Best Buy Co., Inc.                                            27,800              1,279,356
    BJ's Wholesale Club, Inc.*                                    57,900              1,919,964
    Home Depot, Inc.                                             128,000              4,152,320
                                                                                   ------------
                                                                                     10,521,388
                                                                                   ------------
  Semiconductors (3.9%)
    Applied Materials, Inc.                                      165,400              3,423,780
    Intel Corp.                                                  219,600              5,678,856
    Texas Instruments, Inc.                                      125,000              4,573,750
                                                                                   ------------
                                                                                     13,676,386
                                                                                   ------------
  Telecommunication Services (4.7%)
    Nokia Corp. ADR                                              268,300             10,176,619
    Telefonos de Mexico, Class L ADR                             200,100              6,577,287
                                                                                   ------------
                                                                                     16,753,906
                                                                                   ------------
  Transportation (2.5%)
    Norfolk Southern Corp.                                        91,900              4,770,529
    Werner Enterprises, Inc.                                     234,200              4,016,530
                                                                                   ------------
                                                                                      8,787,059
                                                                                   ------------
      Total common stocks (cost: $148,562,504)                                      210,146,231
                                                                                   ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (25.9%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.5%)
    FHLMC                                                                 5.200%    03/05/19    $  300,000    $    295,146
    Housing Urban Development                                             4.850     08/01/11       100,000         101,056
    Housing Urban Development                                             5.670     08/01/16       200,000         204,978
    Tennessee Valley Authority                                            6.250     12/15/17       100,000         109,223
    U.S. Treasury Bonds                                                   9.125     05/15/18       200,000         273,875
    U.S. Treasury Bonds                                                   6.250     05/15/30       225,000         267,469
    U.S. Treasury Bonds                                                   5.375     02/15/31     3,850,000       4,121,305
    U.S. Treasury Bonds                                                   4.500     02/15/36       900,000         853,242
    U.S. Treasury Notes                                                   3.875     05/15/09       300,000         299,602
    U.S. Treasury Notes                                                   6.000     08/15/09     1,612,000       1,670,812
    U.S. Treasury Notes                                                   5.000     02/15/11       200,000         206,016
    U.S. Treasury Notes                                                   5.125     06/30/11       396,000         409,767
    U.S. Treasury Notes                                                   4.625     02/15/17     2,075,000       2,084,564
    U.S. Treasury Notes                                                   4.250     01/15/11       100,000         100,617
    U.S. Treasury Notes                                                   4.750     05/31/12       350,000         357,957
    U.S. Treasury Notes                                                   4.500     05/15/17       100,000          99,438
    U.S. Treasury Notes                                                   4.500     02/28/11     1,000,000       1,013,984
                                                                                                              ------------
                                                                                                                12,469,051
                                                                                                              ------------
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (15.0%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                                5.379     09/10/47       500,000         496,917
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAB                                             5.530     09/11/41       700,000         699,598
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AAB                                             5.315     02/11/44       350,000         343,958
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                              5.209     12/11/38       400,000         393,605
    Centerpoint Energy Transition Bond Co.,
      Ser. 2005-A, Cl. A2                                                 4.970     08/01/14       400,000         399,244
    Chn Equipment Trust Ser 2007-B A3A                                    5.400     10/17/11       600,000         599,956
    Citigroup Commercial Mortgage Trust,
      Ser. 2006-C5, Cl. ASB                                               5.413     10/15/49       800,000         793,224
    Commercial Mortgage PASS-THRU,
      Ser. 2006-C8, Cl. AAB                                               5.291     12/10/46       350,000         345,040
    Crown Castle Towers, Ser. 2006-1A, Cl. AFX                            5.245     11/15/36       800,000         799,152
    CSFB, Ser. 2005-C6, Cl. A4                                            5.230     12/15/40     1,000,000         987,013
    CSFB, Ser. 2005-C5, Cl. AAB                                           5.100     08/15/38       800,000         788,626
    FHLMC Gold Pool #A11823                                               5.000     08/01/33       493,347         472,312
    FHLMC Gold Pool #A14499                                               6.000     10/01/33       187,096         188,013
    FHLMC Gold Pool #A16641                                               5.500     12/01/33       683,333         671,137
    FHLMC Gold Pool #A41968                                               5.500     01/01/36       255,320         250,313
    FHLMC Gold Pool #A42908                                               6.000     02/01/36       309,139         309,563
    FHLMC Gold Pool #A48197                                               6.500     01/01/36       853,377         868,845
    FHLMC Gold Pool #A49346                                               6.500     05/01/36       690,094         702,603
    FHLMC Gold Pool #A51101                                               6.000     07/01/36       394,719         395,259
    FHLMC Gold Pool #A56247                                               6.000     01/01/37     1,053,934       1,055,376

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (25.9%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (15.0%) (continued)
    FHLMC Gold Pool #A57135                                               5.500%    02/01/37    $1,933,446    $  1,893,202
    FHLMC Gold Pool #A58278                                               5.000     03/01/37       986,989         941,462
    FHLMC Gold Pool #A58965                                               5.500     04/01/37     1,209,137       1,183,970
    FHLMC Gold Pool #B12969                                               4.500     03/01/19       644,447         622,156
    FHLMC Gold Pool #B18146                                               5.000     04/01/20       752,033         737,359
    FHLMC Gold Pool #B18179                                               5.000     04/01/20     1,533,337       1,503,659
    FHLMC Gold Pool #B19462                                               5.000     07/01/20       537,458         527,055
    FHLMC Gold Pool #C01086                                               7.500     11/01/30        13,145          13,755
    FHLMC Gold Pool #C01271                                               6.500     12/01/31        45,674          46,813
    FHLMC Gold Pool #C01302                                               6.500     11/01/31        21,641          22,180
    FHLMC Gold Pool #C01676                                               6.000     11/01/33       920,228         924,592
    FHLMC Gold Pool #C14872                                               6.500     09/01/28        17,129          17,594
    FHLMC Gold Pool #C20853                                               6.000     01/01/29       541,254         545,753
    FHLMC Gold Pool #C56017                                               6.500     03/01/31       297,488         305,059
    FHLMC Gold Pool #C61802                                               5.500     12/01/31       161,762         158,961
    FHLMC Gold Pool #C65255                                               6.500     03/01/32        25,630          26,245
    FHLMC Gold Pool #C65674                                               7.000     03/01/32         4,449           4,614
    FHLMC Gold Pool #C67071                                               6.500     05/01/32        64,579          66,437
    FHLMC Gold Pool #C68790                                               6.500     07/01/32        87,979          90,087
    FHLMC Gold Pool #C74741                                               6.000     12/01/32        74,570          75,001
    FHLMC Gold Pool #C79886                                               6.000     05/01/33       139,416         140,099
    FHLMC Gold Pool #E00543                                               6.000     04/01/13        23,825          24,169
    FHLMC Gold Pool #E00878                                               6.500     07/01/15        19,087          19,600
    FHLMC Gold Pool #E01007                                               6.000     08/01/16        37,946          38,520
    FHLMC Gold Pool #E77962                                               6.500     07/01/14        24,986          25,673
    FHLMC Gold Pool #E85127                                               6.000     08/01/16        13,425          13,628
    FHLMC Gold Pool #E85353                                               6.000     09/01/16        93,816          95,235
    FHLMC Gold Pool #E95159                                               5.500     03/01/18       137,714         137,626
    FHLMC Gold Pool #E95734                                               5.000     03/01/18       666,734         655,504
    FHLMC Gold Pool #G01477                                               6.000     12/01/32       608,017         611,620
    FHLMC Gold Pool #G01727                                               6.000     08/01/34     1,355,599       1,362,029
    FHLMC Gold Pool #G02060                                               6.500     01/01/36       987,011       1,005,934
    FHLMC Gold Pool #G08016                                               6.000     10/01/34     1,087,393       1,091,038
    FHLMC Gold Pool #G08087                                               6.000     10/01/35       281,422         281,983
    FHLMC Gold Pool #G11753                                               5.000     08/01/20       736,360         722,107
    FHLMC Gold Pool #J01380                                               5.500     03/01/21     1,243,524       1,240,046
    FHLMC Gold Pool #J05930                                               5.500     03/01/21     1,180,547       1,177,245
    FHLMC Series 2424 Class OG CMO                                        6.000     03/15/17       491,831         505,229
    FHLMC Series 2835 Class MD CMO                                        4.500     08/15/19       150,000         139,997
    FHLMC Series 2947 Class VA CMO                                        5.000     03/15/16       408,965         405,646
    FHLMC Series 3020 Class VA CMO                                        5.500     11/15/14       815,933         822,323
    FNCL Pool #915258                                                     5.500     04/01/37     1,957,095       1,916,970
    FNCL Pool #940624                                                     6.000     08/01/37     2,991,130       2,995,603
    FNMA CMO 2002-86 KM CMO                                               5.000     12/25/17       350,000         342,301
    FNMA Pool #914468                                                     5.500     04/01/37     1,958,748       1,918,589
    FNMA Pool #356565                                                     5.500     09/01/17       340,408         340,739
    FNMA Pool #357637                                                     6.000     11/01/34       668,854         671,408
    FNMA Pool #545929                                                     6.500     08/01/32        89,728          91,911
    FNMA Pool #555591                                                     5.500     07/01/33       199,025         195,530
    FNMA Pool #574922                                                     6.000     04/01/16         4,096           4,160
    FNMA Pool #579170                                                     6.000     04/01/16        26,786          27,207
    FNMA Pool #584953                                                     7.500     06/01/31         6,689           6,997
    FNMA Pool #651220                                                     6.500     07/01/32        40,892          41,886
    FNMA Pool #725793                                                     5.500     09/01/19     1,159,669       1,159,704
    FNMA Pool #797509                                                     4.500     03/01/35     1,675,660       1,555,396
    FNMA Pool #797536                                                     4.500     04/01/35       847,040         786,247
    FNMA Pool #936760                                                     5.500     06/01/37     1,388,765       1,360,292

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (25.9%) (continued)
  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (15.0%) (continued)
    FNMA Pool #942956                                                     6.000%    09/01/37    $  996,936    $    998,427
    FNMA Pool #945882                                                     6.000     08/01/37     2,491,218       2,494,944
    GE Capital Commercial Mortgage Corp.                                  5.349     08/11/36       500,000         502,821
    GNMA Pool #422407                                                     6.500     01/15/26         7,991           8,197
    GNMA Pool #424578                                                     6.500     04/15/26       102,647         105,295
    GNMA Pool #425983                                                     6.500     03/15/26        16,505          16,931
    GNMA Pool #431962                                                     6.500     05/15/26        34,489          35,379
    GNMA Pool #436741                                                     7.500     01/15/27        29,012          30,486
    GNMA Pool #443216                                                     8.000     07/15/27        11,992          12,751
    GNMA Pool #479743                                                     7.500     11/15/30        26,089          27,380
    GNMA Pool #511778                                                     7.500     11/15/30        35,058          36,793
    GNMA Pool #542083                                                     7.000     01/15/31       105,002         109,961
    GNMA Pool #552466                                                     6.500     03/15/32        52,818          54,117
    GNMA Pool #555179                                                     7.000     12/15/31        16,927          17,726
    GNMA Pool #570323                                                     6.000     02/15/32        14,489          14,616
    GNMA Pool #574395                                                     6.000     01/15/32        78,641          79,332
    LBUBS Commercial Mortgage Trust, Ser.  2006-C7, Cl. A2                5.300     11/15/38     1,200,000       1,202,799
    Merrill Lyynch/CountryWide Commercial Mortgage Trust,
      Ser. 2007-5, Cl. ASB                                                5.362     10/12/16       350,000         344,306
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                     5.325     12/15/43       350,000         345,542
    Small Business Administration Participation Certificates,
      Ser. 2006-10A, Cl. 1                                                5.524     03/10/16       500,000         501,120
    Small Business Administration Participation Certificates,
      Ser. 2006-20C, Cl. 1                                                5.570     03/01/26       462,829         468,872
    TIAA Real Estate Cdo.                                                 6.104     08/15/39       650,000         663,152
                                                                                                              ------------
                                                                                                                53,266,846
                                                                                                              ------------
  CORPORATE OBLIGATIONS (7.4%)
    Auto Rental (0.1%)
      ERAC USA Finance Co. Series 144A                                    5.600     05/01/15       200,000         193,420
                                                                                                              ------------
    Automotive (0.0%)
      Daimler Chrysler North America Holdings                             7.750     01/18/11         7,000           7,499
                                                                                                              ------------
    Banks (0.1%)
      Bank of Oklahoma                                                    5.750     05/15/17       400,000         402,754
                                                                                                              ------------
    Biotechnology (0.3%)
      Pioneer HI Bred Intl Inc.                                           5.750     01/15/09     1,000,000       1,004,914
                                                                                                              ------------
    Chemicals (0.1%)
      Chemtura Corp.                                                      6.875     06/01/16       200,000         190,000
      E.I. Du Pont De Nemours Co.                                         6.875     10/15/09         7,000           7,256
                                                                                                              ------------
                                                                                                                   197,256
                                                                                                              ------------
    Commercial Banks (0.4%)
      Bank of America Corp.                                               7.400     01/15/11         7,000           7,449
      Bank One Corp.                                                      7.875     08/01/10     1,007,000       1,077,414
      First Union National Bank                                           7.800     08/18/10         7,000           7,499
      State Street Bank & Trust                                           5.300     01/15/16       400,000         385,428
      US Bank North America                                               6.375     08/01/11         7,000           7,290
                                                                                                              ------------
                                                                                                                 1,485,080
                                                                                                              ------------
    Commercial Services & Supplies (0.1%)
      Waste Management, Inc.                                              6.875     05/15/09       300,000         310,083
                                                                                                              ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (25.9%) (continued)
  CORPORATE OBLIGATIONS (7.4%) (continued)
    Computer - Software (0.1%)
      Computer Associates Inc. Series 144A                                5.625%    12/01/14    $  300,000    $    293,365
                                                                                                              ------------
    Consumer Products (0.2%)
      Kimberly-Clark                                                      6.625     08/01/37       700,000         746,107
                                                                                                              ------------
    E&P Services (0.1%)
      Seacor Holdings, Inc.                                               5.875     10/01/12       400,000         400,075
                                                                                                              ------------
    Electric Utility (0.6%)
      AEP Texas Central Trans Ser A-3                                     5.090     07/01/15       450,000         445,022
      Arizona Public Service Co.                                          6.375     10/15/11       600,000         617,718
      DPL Inc.                                                            6.875     09/01/11       500,000         523,563
      Entergy Gulf States, Inc.                                           4.875     11/01/11       350,000         340,518
      NiSource Finance Corp.                                              7.875     11/15/10         7,000           7,493
      Potomac Edison Co.                                                  5.350     11/15/14       300,000         290,181
                                                                                                              ------------
                                                                                                                 2,224,495
                                                                                                              ------------
    Electric-Integrated (0.2%)
      Duke Energy Indiana Inc.                                            8.000     07/15/09       600,000         626,524
                                                                                                              ------------
    Finance Companies (1.1%)
      Caterpillar Financial Service Corp.                                 3.450     01/15/09     1,000,000         980,142
      Citi Financial                                                      6.625     06/01/15        75,000          78,875
      Citigroup Inc.                                                      3.625     02/09/09     1,000,000         982,400
      Ford Motor Credit Corp.                                             7.000     10/01/13       200,000         180,740
      General Electric Capital Corp.                                      7.375     01/19/10         7,000           7,348
      Goldman Sachs Group, Inc.                                           6.875     01/15/11         7,000           7,326
      HSBC Finance Corp.                                                  6.750     05/15/11         7,000           7,301
      J.P. Morgan Chase & Co.                                             6.750     02/01/11         7,000           7,354
      Merrill Lynch & Co.                                                 6.000     02/17/09         7,000           7,049
      National Rural Utilities.                                           5.750     08/28/09       500,000         505,720
      Pnc Funding Corp.                                                   5.125     12/14/10       600,000         600,539
      SLM Corp.                                                           4.500     07/26/10       500,000         468,065
                                                                                                              ------------
                                                                                                                 3,832,859
                                                                                                              ------------
    Food Products (0.6%)
      General Mills Inc.                                                  5.650     09/10/12       500,000         504,452
      Kellogg Company                                                     6.600     04/01/11       607,000         633,591
      Kraft Foods Inc.                                                    6.500     08/11/17       500,000         516,476
      Pepsi Bottling Holdings Inc. Series 144A                            5.625     02/17/09       400,000         402,496
                                                                                                              ------------
                                                                                                                 2,057,015
                                                                                                              ------------
    Gas-Distribution (0.2%)
      Atmos Energy Corp.                                                  4.950     10/15/14       400,000         377,735
      Southwest Gas Corp.                                                 7.625     05/15/12       350,000         376,659
                                                                                                              ------------
                                                                                                                   754,394
                                                                                                              ------------
    Health Care Services (0.1%)
      Quest Diagnostic Inc                                                6.950     07/01/37       450,000         463,168
                                                                                                              ------------
    Healthcare Equipment & Supplies (0.1%)
      Hospira, Inc.                                                       5.900     06/15/14       300,000         300,112
                                                                                                              ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (25.9%) (continued)
  CORPORATE OBLIGATIONS (7.4%) (continued)
    Independent Energy (0.3%)
      Chesapeake Energy Corp.                                             7.750%    01/15/15    $  350,000    $    360,062
      Pioneer Natural Resource                                            7.200     01/15/28       400,000         357,532
      Union Pacific Resources                                             7.050     05/15/18       250,000         265,127
                                                                                                              ------------
                                                                                                                   982,721
                                                                                                              ------------
    Insurance (0.5%)
      Allstate Life Global Funding                                        4.250     02/26/10       500,000         491,961
      Metropolitan Life Global Funding Series 144A                        4.625     08/19/10       500,000         498,900
      Nationwide Financial Services                                       6.250     11/15/11       300,000         307,178
      Willis North America, Inc.                                          6.200     03/28/17       500,000         496,112
                                                                                                              ------------
                                                                                                                 1,794,151
                                                                                                              ------------
    Integrated Energy (0.0%)
      Conocophilips Company                                               8.750     05/25/10         7,000           7,629
                                                                                                              ------------
    Media (0.2%)
      AOL Time Warner, Inc.                                               6.750     04/15/11         7,000           7,276
      Time Warner Cable Inc. Series 144A                                  6.550     05/01/37       600,000         588,588
      Viacom, Inc.                                                        6.625     05/15/11         7,000           7,263
                                                                                                              ------------
                                                                                                                   603,127
                                                                                                              ------------
    Medical-Drugs (0.2%)
      Astrazeneca PLC                                                     5.900     09/15/17       500,000         507,534
                                                                                                              ------------
    Oil & Gas-Production/Pipeline (0.5%)
      El Paso Natural Gas                                                 7.625     08/01/10       300,000         309,573
      Southern Natural Gas Series 144A                                    5.900     04/01/17       600,000         583,917
      Transcont Gas Pipe Corp.                                            8.875     07/15/12       400,000         445,000
      Williams Partners LP / Williams Partners Finance Corp.              7.250     02/01/17       550,000         561,000
                                                                                                              ------------
                                                                                                                 1,899,490
                                                                                                              ------------
    Oil and Gas (0.2%)
      Berry Petroleum CO.                                                 8.250     11/01/16       400,000         404,000
      Murphy Oil Corp                                                     7.050     05/01/29       400,000         407,103
                                                                                                              ------------
                                                                                                                   811,103
                                                                                                              ------------
    Packaging (0.1%)
      Pactiv Corp                                                         6.400     01/15/18       450,000         457,817
                                                                                                              ------------
    Paper and Forest Products (0.1%)
      Abitibi-Consolidated, Inc.                                          8.850     08/01/30       200,000         138,000
      Weyerhaeuser Co.                                                    7.375     03/15/32       300,000         301,010
                                                                                                              ------------
                                                                                                                   439,010
                                                                                                              ------------
    Real Estate (0.1%)
      New Plan Excel Realty Trust                                         7.400     09/15/09       200,000         208,086
      Simon Property Group LP                                             3.750     01/30/09       300,000         293,530
                                                                                                              ------------
                                                                                                                   501,616
                                                                                                              ------------
    Retail (0.0%)
      Wal-Mart                                                            6.875     08/10/09         7,000           7,236
                                                                                                              ------------
    Telecommunication Services (0.4%)
      AT&T Wireless Services, Inc.                                        7.875     03/01/11         7,000           7,574
      AT&T Wireless Services, Inc.                                        6.250     03/15/11         7,000           7,203

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                       Interest    Maturity      Principal
                           Description                                   Rate        Date         Amount          Value
-----------------------------------------------------------------     ----------  -----------   -----------   ------------
LONG-TERM NOTES AND BONDS (25.9%) (continued)
  CORPORATE OBLIGATIONS (7.4%) (continued)
      British Telecom Plc                                                 8.625%    12/15/10    $    7,000    $      7,707
      Deutsche Telekom International                                      8.000     06/15/10         7,000           7,498
      France Telecom                                                      7.750     03/01/11       607,000         652,478
      Sprint Capital Corp.                                                7.625     01/30/11         7,000           7,422
      Sprint Capital Corp.                                                8.750     03/15/32       400,000         458,696
      Verizon Communications                                              6.940     04/15/28       350,000         363,747
      Verizon Global Funding Corp.                                        7.250     12/01/10         7,000           7,436
                                                                                                              ------------
                                                                                                                 1,519,761
                                                                                                              ------------
    Transportation (0.2%)
      Fedex Corp.                                                         7.110     01/02/14       676,103         727,548
                                                                                                              ------------
    Miscellaneous (0.2%)
      Inter-American Development Bank                                     7.375     01/15/10         7,000           7,452
      Quebec Province                                                     6.125     01/22/11         7,000           7,302
      Southern Star Central Corp.                                         6.750     03/01/16       375,000         358,594
      Steelcase, Inc.                                                     6.500     08/15/11       350,000         362,857
                                                                                                              ------------
                                                                                                                   736,205
                                                                                                              ------------
        Total corporate obligation (cost: $26,388,458)                                                          26,294,068
                                                                                                              ------------
        Total long-term notes and bonds (cost: $92,253,313)                                                     92,029,965
                                                                                                              ------------
SHORT-TERM NOTES AND BONDS (7.0%)
  COMMERCIAL PAPER (6.4%)
    Banks (0.8%)
      Bank of America Corp.                                               5.424     10/01/07    $3,000,000    $  2,998,740
                                                                                                              ------------
    Chemicals (0.8%)
      BASF Aktiengesells                                                  5.313     10/25/07     3,000,000       2,988,810
                                                                                                              ------------
    Consumer Finance (3.6%)
      American Express Credit Card                                        5.262     10/30/07     2,000,000       1,991,080
      Honda Motor Company.                                                4.816     11/27/07     3,000,000       2,974,800
      IBM Credit Corp.                                                    5.201     11/06/07     3,000,000       2,983,590
      Siemens Capital Corp.                                               4.826     11/15/07     3,000,000       2,979,870
      UBS Financial Delaware, LLC.                                        5.576     11/13/07     2,000,000       1,987,120
                                                                                                              ------------
                                                                                                                12,916,460
                                                                                                              ------------
    Food, Beverages (0.6%)
      Nestle Capital Corp.                                                4.714     12/11/07     2,000,000       1,979,260
                                                                                                              ------------
    Insurance (0.6%)
      Prudential Funding Corp.                                            5.211     10/18/07     2,000,000       1,994,500
                                                                                                              ------------
        Total commercial paper (cost: $22,889,021)                                                              22,877,770
                                                                                                              ------------
  CORPORATE OBLIGATIONS (0.4%)
    Chemicals (0.2%)
      Praxair, Inc.                                                       6.625     10/15/07       600,000         600,252
                                                                                                              ------------
    Electric Utility (0.1%)
      Centerpoint Energy                                                  6.500     02/01/08       200,000         200,077
                                                                                                              ------------
    Finance Companies (0.1%)
      CIT Group, Inc.                                                     5.500     11/30/07       400,000         399,064
                                                                                                              ------------
        Total corporate obligations (cost: $1,201,878)                                                           1,199,393
                                                                                                              ------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.2%)
    U.S. Treasury Notes (0.2%)                                            3.375     02/15/08       700,000         698,032
                                                                                                              ------------
        Total U.S. Government & Agency Obligations (cost: $696,178)                                                698,032
                                                                                                              ------------
        Total short-term notes and bonds (cost: $24,787,077)                                                    24,775,195
                                                                                                              ------------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                           Description                                                            Shares          Value
-----------------------------------------------------------------                               ----------    ------------
MONEY MARKET MUTUAL FUNDS (5.6%)
      Dreyfus Masternote Account                                                                10,450,000    $ 10,450,000
      Fidelity Institutional Cash Ptf Treasury                                                   9,500,000       9,500,000
                                                                                                              ------------
        Total money market mutual funds (cost: $19,950,000)                                                     19,950,000
                                                                                                              ------------
MUTUAL FUNDS (2.1%)
      Federated High Yield Bond                                                                      8,091          48,544
      Fidelity Advisor S-V Floater High Income Fund                                                 52,399         509,842
      iShares GS $ InvesTop Corporate Bond Fund                                                     18,233       1,923,399
      iShares Russell 1000 Value Index Fund                                                          8,500         730,575
      iShares Trust Russell 1000 Growth Index Fund                                                  57,600       3,555,647
      Lehman Brothers High Income Bond Subaccount                                                    5,895          53,055
      Loomis Sayles Global Bond Fund                                                                43,280         685,129
                                                                                                              ------------
        Total mutual funds (cost: $6,542,598)                                                                    7,506,191
                                                                                                              ------------
CASH AND CASH EQUIVALENTS (0.0%)
      BONY Cash Reserve (cost: $121,479)                                                           121,479         121,479
                                                                                                              ------------
        TOTAL INVESTMENTS (99.9%) (a) (COST: $292,216,971)                                                     354,529,061

OTHER ASSETS LESS LIABILITIES (0.1%)                                                                               345,120
                                                                                                              ------------
NET ASSETS (100.0%)                                                                                           $354,874,181
                                                                                                              ============

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, series 144A securities are deemed to be liquid.

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of September 30, 2007

Percentages shown are based on net assets:

(a) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2007.

                                                     Total Net
                                                    Unrealized
  Tax Basis      Appreciation     Depreciation     Appreciation
------------     ------------     ------------     ------------
$292,249,365     $70,968,472      $(8,688,776)     $62,279,696

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                         SEPTEMBER 30, 2007 (UNAUDITED)

                 Description                               Shares        Value
---------------------------------------------             --------    ----------
COMMON STOCKS (87.4%)
  Aerospace & Defense (2.9%)
    General Dynamics Corp.                                     350    $   29,565
    Precision Castparts Corp.                                  950       140,581
                                                                      ----------
                                                                         170,146
                                                                      ----------
  Apparel (5.6%)
    Columbia Sportswear Co.                                  2,000       110,620
    Kellwood Co.                                             2,050        34,953
    Liz Claiborne, Inc.                                      1,900        65,227
    Wolverine World Wide, Inc.                               4,050       110,970
                                                                      ----------
                                                                         321,770
                                                                      ----------
  Automotive & Automotive Components (3.9%)
    Harley-Davidson, Inc.                                    1,850        85,489
    Magna International, Inc. Class A                        1,450       139,649
                                                                      ----------
                                                                         225,138
                                                                      ----------
  Chemicals (1.6%)
    Dow Chemical Co.                                         2,200        94,732
                                                                      ----------
  Computer Hardware & Software (8.3%)
    Autodesk, Inc.*                                          2,200       109,934
    Cisco Systems, Inc.*                                     5,050       167,205
    Dell Inc.*                                               3,250        89,700
    Hewlett-Packard Co.                                      2,300       114,517
                                                                      ----------
                                                                         481,356
                                                                      ----------
  Consumer Products (0.2%)
    Helen of Troy, Ltd.*                                       450         8,690
                                                                      ----------
  Diversified Financial Services (8.9%)
    Aegon NV                                                 6,027       114,694
    Citigroup, Inc.                                          2,100        98,007
    Federated Investors, Inc.                                3,146       124,895
    Investment Technology Group, Inc.*                       1,950        83,811
    JP Morgan Chase & Co.                                    1,250        57,275
    Washington Mutual, Inc.                                  1,050        37,076
                                                                      ----------
                                                                         515,758
                                                                      ----------
  Diversified Manufacturing (8.4%)
    Carlisle Cos., Inc.                                      3,600       174,959
    Crane Co.                                                2,750       131,918
    Illinois Tool Works, Inc.                                2,200       131,208
    Trinity Industries, Inc.                                 1,300        48,802
                                                                      ----------
                                                                         486,887
                                                                      ----------
  Electrical Equipment (2.5%)
    Baldor Electric Co.                                      2,250        89,888
    FLIR Systems, Inc.*                                      1,000        55,390
                                                                      ----------
                                                                         145,278
                                                                      ----------
  Food & Beverage (2.4%)
    The Coca-Cola Co.                                        2,450       140,802
                                                                      ----------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                 Description                               Shares        Value
---------------------------------------------             --------    ----------
COMMON STOCKS (87.4%) (continued)
  Health Care (5.4%)
    McKesson Corp.                                           1,250    $   73,488
    Medtronic, Inc.                                          1,250        70,513
    Merck & Co., Inc.                                        1,650        85,288
    Zimmer Holdings, Inc.*                                   1,025        83,015
                                                                      ----------
                                                                         312,304
                                                                      ----------
  Home Furnishings (0.6%)
    Furniture Brands International, Inc.                     1,200        12,168
    La-Z-Boy, Inc.                                           2,800        20,664
                                                                      ----------
                                                                          32,832
                                                                      ----------
  Industrial Conglomerates (2.4%)
    General Electric Co.                                     3,400       140,760
                                                                      ----------
  Metals & Mining (2.3%)
    Alcoa, Inc.                                              3,400       133,008
                                                                      ----------
  Oil & Oil Services (6.9%)
    Royal Dutch Shell PLC ADR                                1,800       147,923
    Tidewater, Inc.                                          2,050       128,822
    Valero Energy Corp.                                      1,800       120,924
                                                                      ----------
                                                                         397,669
                                                                      ----------
  Paper and Forest Products (0.7%)
    Wausau Paper Corp.                                       3,550        39,583
                                                                      ----------
  Recreation (3.2%)
    Brunswick Corp.                                          3,650        83,439
    Mattel, Inc.                                             4,300       100,878
                                                                      ----------
                                                                         184,317
                                                                      ----------
  Retail (4.7%)
    Bed Bath & Beyond, Inc.*                                 2,250        76,770
    Best Buy Co., Inc.                                       1,150        52,923
    BJ's Wholesale Club, Inc.*                               1,200        39,792
    Home Depot, Inc.                                         3,200       103,808
                                                                      ----------
                                                                         273,293
                                                                      ----------
  Semiconductors (5.6%)
    Applied Materials, Inc.                                  4,050        83,835
    Intel Corp.                                              5,100       131,885
    Texas Instruments, Inc.                                  3,000       109,770
                                                                      ----------
                                                                         325,490
                                                                      ----------
  Telecommunication Services (7.1%)
    Nokia Corp. ADR                                          6,450       244,648
    Telefonos de Mexico, Class L ADR                         4,950       162,706
                                                                      ----------
                                                                         407,354
                                                                      ----------
  Transportation (3.8%)
    Norfolk Southern Corp.                                   2,250       116,798
    Werner Enterprises, Inc.                                 5,900       101,185
                                                                      ----------
                                                                         217,983
                                                                      ----------
      Total common stocks (cost: $4,540,774)                           5,055,150
                                                                      ----------

                                                        (continued on next page)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                              Interest    Maturity      Principal
                     Description                                Rate        Date         Amount         Value
----------------------------------------------------------   ----------  -----------    ---------    ----------
SHORT-TERM NOTES AND BONDS (8.6%)
  COMMERCIAL PAPER (8.6%)
    Banks (1.7%)
      Bank of America Corp.                                      4.968%     11/16/07     $100,000    $   99,311
                                                                                                     ----------
    Consumer Finance (6.9%)
      Honda Motor Company                                        4.816      10/23/07      100,000        99,654
      Prudential Funding Corp.                                   4.968      10/19/07      100,000        99,712
      Toyota Motor Credit Corp.                                  5.323      11/07/07      100,000        99,442
      UBS Financial Delaware, LLC                                5.500      10/10/07      100,000        99,834
                                                                                                     ----------
                                                                                                        398,642
                                                                                                     ----------
        Total commercial paper (cost: $498,161)                                                         497,953
                                                                                                     ----------

                                                                                         Shares
                                                                                        ---------
MONEY MARKET MUTUAL FUNDS (4.2%)
      Dreyfus Master Note Account                                                         140,000       140,000
      Fidelity Institutional Cash Ptf Treasury                                            100,000       100,000
                                                                                                     ----------
        Total money market mutual funds (cost: $240,000)                                                240,000
                                                                                                     ----------
CASH AND CASH EQUIVALENTS (0.4%)
      BONY Cash Reserve (cost: $23,401)                                                    23,401        23,401
                                                                                                     ----------
TOTAL INVESTMENTS (100.6%) (a) (COST: $5,302,336)                                                     5,816,504

LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%)                                                            (34,608)
                                                                                                     ----------
NET ASSETS (100.0%)                                                                                  $5,781,876
                                                                                                     ==========

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities.

Percentages shown are based on net assets.

(a) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of September 30, 2007.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities are valued at amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                          OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*              /s/ Dayton H. Molendorp
                          ------------------------------------------------------
                                    Dayton H. Molendorp, President

Date    10/29/2007
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*              /s/ Dayton H. Molendorp
                          ------------------------------------------------------
                                    Dayton H. Molendorp, President

Date    10/29/2007
     ---------------------------------------------------------------------------

By (Signature and Title)*                 /s/ Constance E. Lund
                          ------------------------------------------------------
                                       Constance E. Lund, Treasurer

Date    10/29/2007
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.